Segment Information (Details) - Segment	5 Months Ended	6 Months Ended
	Dec. 31, 2025	Jun. 30, 2026
Segment Information [Abstract]
Number of reportable segments	1	1
Segment reporting, description	The Company’s CODM has been identified as the Chief Financial Officer, who reviews the assets, operating results, and financial metrics for the Company as a whole to make decisions about allocating resources and assessing financial performance. Accordingly, management has determined that the Company only has one reportable segment.	The Company’s CODM has been identified as the Chief Financial Officer, who reviews the assets, operating results, and financial metrics for the Company as a whole to make decisions about allocating resources and assessing financial performance. Accordingly, management has determined that the Company only has one reportable segment.
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Chief Financial Officer	Chief Financial Officer